SoFi Next 500 ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

COMMON STOCKS - 93.4%	Shares	Value
Advertising - 0.3%
The Interpublic Group of Companies, Inc.(a)	5,206	$160,032

Aerospace & Defense - 0.7%
Curtiss-Wright Corp.	473	101,175
HEICO Corp.(a)	783	133,916
Hexcel Corp.	2,891	200,375
		435,466

Agriculture - 0.2%
Darling Ingredients, Inc.(b)	2,892	126,872

Airlines - 1.1%
Alaska Air Group, Inc.(b)	6,238	235,859
American Airlines Group, Inc.(b)	36,483	453,483
		689,342

Apparel - 1.6%
Capri Holdings Ltd.(b)	1,825	88,403
Columbia Sportswear Co.(a)	813	63,682
Crocs, Inc.(b)	1,477	155,986
Deckers Outdoor Corp.(b)	373	247,661
PVH Corp.	872	85,264
Ralph Lauren Corp.	539	69,736
Skechers U.S.A., Inc. - Class A(b)	1,575	92,783
Tapestry, Inc.(a)	3,078	97,480
VF Corp.(a)	5,005	83,734
		984,729

Auto Manufacturers - 1.2%
Lucid Group, Inc.(a)(b)	60,856	256,812
Rivian Automotive, Inc. - Class A(a)(b)	29,326	491,504
		748,316

Auto Parts & Equipment - 0.6%
BorgWarner, Inc.	3,461	116,601
Fox Factory Holding Corp.(b)	638	39,881
Gentex Corp.	2,912	88,554
Lear Corp.	926	123,853
Phinia, Inc.	676	17,238
		386,127

Banks - 5.0%
Bank OZK(a)	1,775	74,302
BOK Financial Corp.	876	62,871
Cadence Bank(a)	5,798	145,240
Columbia Banking System, Inc.	4,548	102,012
Comerica, Inc.(a)	2,527	114,271
Commerce Bancshares, Inc.(a)	1,532	77,473
Cullen/Frost Bankers, Inc.(a)	1,235	121,388
East West Bancorp, Inc.	3,182	200,211
First Citizens BancShares, Inc. - Class A(a)	518	760,367
First Financial Bankshares, Inc.	1,889	49,586
First Horizon National Corp.	8,553	109,393
Glacier Bancorp, Inc.(a)	1,946	65,444
Home BancShares, Inc.(a)	3,816	84,639
Pinnacle Financial Partners, Inc.	1,304	94,631
Prosperity Bancshares, Inc.	1,119	67,487
SouthState Corp.(a)	1,202	89,008
Synovus Financial Corp.	2,247	69,185
United Bankshares, Inc.	2,380	78,802
Valley National Bancorp	11,972	108,945
Webster Financial Corp.	7,474	335,209
Western Alliance Bancorp	2,819	144,389
Wintrust Financial Corp.	1,028	88,069
Zions Bancorp N.A.(a)	2,680	95,488
		3,138,410

Beverages - 0.9%
Celsius Holdings, Inc.(b)	5,128	253,887
Molson Coors Brewing Co. - Class B(a)	4,020	247,391
National Beverage Corp.	1,044	49,632
		550,910

Biotechnology - 1.4%
Apellis Pharmaceuticals, Inc.(b)	1,401	75,472
Arrowhead Pharmaceuticals, Inc.(b)	2,141	45,389
Exelixis, Inc.(b)	4,028	87,851
Halozyme Therapeutics, Inc.(b)	2,857	110,309
Intra-Cellular Therapies, Inc.(b)	3,182	195,279
Ionis Pharmaceuticals, Inc.(a)(b)	970	47,986
Karuna Therapeutics, Inc.(a)(b)	296	56,598
Mural Oncology PLC(b)	141	509
Sarepta Therapeutics, Inc.(a)(b)	1,388	112,817
United Therapeutics Corp.(b)	705	169,200
		901,410

Building Materials - 2.4%
AAON, Inc.	2,134	133,588
Armstrong World Industries, Inc.	629	53,345
Builders FirstSource, Inc.(a)(b)	1,567	210,151
Eagle Materials, Inc.(a)	481	87,085
Fortune Brands Innovations, Inc.(a)	1,173	80,268
Knife River Corp.(b)	743	44,342
Lennox International, Inc.	432	175,677
Louisiana-Pacific Corp.	631	38,485
MDU Resources Group, Inc.	3,047	58,320
Mohawk Industries, Inc.(b)	2,337	206,381
Owens Corning	1,169	158,493
Simpson Manufacturing Co., Inc.(a)	630	105,191
Trex Co., Inc.(b)	1,145	80,459
UFP Industries, Inc.(a)	790	86,608
		1,518,393

Chemicals - 1.0%
Ashland, Inc.(a)	858	68,571
Axalta Coating Systems Ltd.(b)	3,114	97,998
Element Solutions, Inc.	3,243	67,973
Huntsman Corp.	2,096	51,562
Olin Corp.	1,563	73,680
RPM International, Inc.	1,764	181,569
The Chemours Co.	1,823	50,005
Valvoline, Inc.(a)	1,546	52,935
		644,293

Commercial Services - 4.8%
ADT, Inc.(a)	26,208	153,841
Alight, Inc. - Class A(b)	6,440	49,266
API Group Corp.(a)(b)	8,512	258,339
Avis Budget Group, Inc.(a)(b)	728	133,115
Bright Horizons Family Solutions, Inc.(b)	866	75,723
Driven Brands Holdings, Inc.(b)	6,643	87,355
Dun & Bradstreet Holdings, Inc.	21,944	232,387
Euronet Worldwide, Inc.(b)	1,040	90,709
FTI Consulting, Inc.(b)	471	103,837
GXO Logistics, Inc.(a)(b)	1,777	99,974
H&R Block, Inc.(a)	1,813	82,346
Hertz Global Holdings, Inc.(a)(b)	8,187	68,280
Insperity, Inc.	567	64,496
ManpowerGroup, Inc.(a)	615	45,639
Morningstar, Inc.	589	166,899
Paylocity Holding Corp.(b)	1,341	210,094
R1 RCM, Inc.(a)(b)	6,089	64,422
Robert Half, Inc.	1,485	121,740
Service Corp. International	1,767	108,264
Toast, Inc. - Class A(a)(b)	8,470	125,949
TriNet Group, Inc.(a)(b)	636	73,731
Vestis Corp.	5,311	97,244
WEX, Inc.(a)(b)	2,201	388,654
WillScot Mobile Mini Holdings Corp.(b)	3,118	130,083
		3,032,387

Computers - 3.1%
Amdocs Ltd.	1,585	132,775
ASGN, Inc.(b)	749	66,841
CACI International, Inc. - Class A(b)	274	87,940
DXC Technology Co.(a)(b)	3,563	82,412
ExlService Holdings, Inc.(b)	2,498	70,868
Insight Enterprises, Inc.(a)(b)	454	68,745
KBR, Inc.	4,698	242,746
Maximus, Inc.	682	56,940
Parsons Corp.(b)	1,597	99,477
Pure Storage, Inc. - Class A(b)	11,281	375,770
Qualys, Inc.(a)(b)	657	121,440
Science Applications International Corp.	685	80,426
Super Micro Computer, Inc.(a)(b)	1,422	388,874
Tenable Holdings, Inc.(b)	2,377	98,384
		1,973,638

Cosmetics & Personal Care - 0.5%
Coty, Inc. - Class A(b)	11,874	135,364
elf Beauty, Inc.(a)(b)	1,195	141,118
Inter Parfums, Inc.	515	64,457
		340,939

Distribution & Wholesale - 1.0%
Core & Main, Inc. - Class A(a)(b)	3,309	115,914
Pool Corp.(a)	506	175,744
SiteOne Landscape Supply, Inc.(b)	523	73,649
Watsco, Inc.(a)	445	170,092
WESCO International, Inc.	790	123,122
		658,521

Diversified Financial Services - 3.0%
Affiliated Managers Group, Inc.	459	62,217
Air Lease Corp.	3,159	122,538
Ally Financial, Inc.(a)	3,881	113,403
Blue Owl Capital, Inc. - Class A(a)	27,170	366,251
Credit Acceptance Corp.(a)(b)	148	67,636
Evercore, Inc. - Class A	426	62,856
Houlihan Lokey, Inc.	504	54,291
Interactive Brokers Group, Inc. - Class A	2,319	180,511
Invesco Ltd.	4,758	67,897
Jefferies Financial Group, Inc.	2,273	80,555
Lazard Ltd. - Class A	1,350	40,473
OneMain Holdings, Inc.	1,513	64,000
Radian Group, Inc.	1,628	41,856
SEI Investments Co.	1,579	92,640
SLM Corp.	2,790	41,934
Stifel Financial Corp.(a)	1,276	77,862
The Western Union Co.	3,548	41,263
Tradeweb Markets, Inc. - Class A(a)	1,736	168,218
Voya Financial, Inc.(a)	1,765	126,215
		1,872,616

Electric - 1.5%
Black Hills Corp.	1,021	52,673
Hawaiian Electric Industries, Inc.(a)	1,779	21,686
IDACORP, Inc.	639	61,664
NRG Energy, Inc.	3,034	145,147
OGE Energy Corp.	2,056	72,063
Ormat Technologies, Inc.(a)	853	57,424
Pinnacle West Capital Corp.	1,491	111,736
PNM Resources, Inc.	1,292	53,708
Portland General Electric Co.	1,133	46,521
Vistra Corp.	8,636	305,800
		928,422

Electrical Components & Equipment - 0.6%
Acuity Brands, Inc.(a)	414	74,214
Generac Holdings, Inc.(a)(b)	753	88,154
Littelfuse, Inc.	339	78,919
Universal Display Corp.(a)	654	110,656
		351,943

Electronics - 2.7%
Allegion PLC	1,104	117,123
Arrow Electronics, Inc.(b)	698	82,755
Atkore, Inc.(b)	590	76,641
Coherent Corp.(b)	6,344	233,396
Hubbell, Inc.	676	202,800
Jabil, Inc.	1,937	223,375
nVent Electric PLC	2,634	140,260
Sensata Technologies Holding PLC	2,303	74,871
SYNNEX Corp.	3,156	311,308
Trimble, Inc.(b)	3,041	141,102
Woodward, Inc.	638	86,245
		1,689,876

Energy - Alternate Sources - 0.3%
NextEra Energy Partners LP	2,068	48,681
Plug Power, Inc.(a)(b)	9,705	39,208
Sunrun, Inc.(a)(b)	5,759	74,291
		162,180

Engineering & Construction - 1.3%
AECOM	1,732	153,906
Comfort Systems USA, Inc.	603	116,729
EMCOR Group, Inc.	582	123,687
Exponent, Inc.	685	52,718
MasTec, Inc.(b)	3,352	203,264
TopBuild Corp.(b)	600	177,468
		827,772

Entertainment - 2.1%
Caesars Entertainment, Inc.(b)	3,855	172,396
Churchill Downs, Inc.(a)	940	108,824
DraftKings, Inc. - Class A(b)	10,968	419,416
International Game Technology PLC	4,521	120,846
Light & Wonder, Inc.(b)	1,012	89,481
Marriott Vacations Worldwide Corp.(a)	1,478	107,746
Penn Entertainment, Inc.(b)	1,827	44,871
SeaWorld Entertainment, Inc.(b)	907	44,352
TKO Group Holdings, Inc.(a)	620	47,945
Vail Resorts, Inc.	714	155,159
		1,311,036

Environmental Control - 0.9%
Casella Waste Systems, Inc. - Class A(a)(b)	730	59,042
Clean Harbors, Inc.(b)	1,115	180,251
Pentair PLC	1,920	123,917
Stericycle, Inc.(b)	2,336	109,722
Tetra Tech, Inc.	677	107,068
		580,000

Food - 2.3%
Albertsons Cos., Inc. - Class A	7,343	159,857
Flowers Foods, Inc.	2,694	56,062
Ingredion, Inc.	1,470	150,660
Lancaster Colony Corp.	365	60,554
Performance Food Group Co.(a)(b)	6,639	431,866
Pilgrim's Pride Corp.(b)	9,018	230,500
Post Holdings, Inc.(a)(b)	1,792	153,091
US Foods Holding Corp.(a)(b)	4,108	180,054
		1,422,644

Food Service - 0.5%
Aramark	10,383	290,828

Gas - 0.9%
National Fuel Gas Co.(a)	2,021	102,647
New Jersey Resources Corp.	1,690	71,318
NiSource, Inc.	6,060	155,378
ONE Gas, Inc.(a)	988	56,938
Southwest Gas Holdings, Inc.	1,124	66,440
UGI Corp.	4,214	92,666
		545,387

Hand & Machine Tools - 0.9%
Lincoln Electric Holdings, Inc.(a)	810	160,429
MSA Safety, Inc.	1,327	231,083
Regal Rexnord Corp.(a)	1,462	175,148
		566,660

Healthcare - Products - 3.9%
10X Genomics, Inc. - Class A(b)	974	42,388
Avantor, Inc.(a)(b)	8,694	184,139
Bio-Techne Corp.	2,068	130,077
Bruker Corp.(a)	1,882	122,499
DENTSPLY SIRONA, Inc.(a)	1,875	59,531
Envista Holdings Corp.(b)	2,044	46,378
Globus Medical, Inc. - Class A(b)	993	44,606
Haemonetics Corp.(b)	1,325	107,153
ICU Medical, Inc.(b)	582	51,076
Inspire Medical Systems, Inc.(a)(b)	720	104,623
Integra LifeSciences Holdings Corp.(b)	1,132	44,363
Lantheus Holdings, Inc.(b)	4,955	354,878
Masimo Corp.(b)	1,192	111,762
Merit Medical Systems, Inc.(b)	829	59,323
Natera, Inc.(b)	1,848	103,396
Penumbra, Inc.(b)	1,320	293,159
QuidelOrtho Corp.(a)(b)	1,625	111,686
Repligen Corp.(a)(b)	830	130,518
Shockwave Medical, Inc.(b)	2,020	352,591
		2,454,146

Healthcare - Services - 2.1%
Acadia Healthcare Co., Inc.(a)(b)	1,380	100,726
agilon health, Inc.(a)(b)	11,716	124,424
Catalent, Inc.(b)	1,884	73,193
Charles River Laboratories International, Inc.(b)	719	141,702
Chemed Corp.	174	98,658
DaVita, Inc.(a)(b)	924	93,749
Encompass Health Corp.	961	62,628
HealthEquity, Inc.(b)	1,648	110,449
Medpace Holdings, Inc.(b)	461	124,802
Sotera Health Co.(b)	3,082	42,069
Surgery Partners, Inc.(a)(b)	2,348	76,897
Teladoc Health, Inc.(a)(b)	1,765	32,017
Tenet Healthcare Corp.(b)	1,131	78,050
The Ensign Group, Inc.	790	84,585
Universal Health Services, Inc. - Class B(a)	696	95,686
		1,339,635

Home Builders - 0.4%
Meritage Homes Corp.	512	72,346
Thor Industries, Inc.(a)	522	51,715
Toll Brothers, Inc.(a)	1,461	125,484
		249,545

Home Furnishings - 0.4%
Dolby Laboratories, Inc. - Class A(a)	701	60,377
Leggett & Platt, Inc.	1,469	33,596
Tempur Sealy International, Inc.	2,011	81,084
Whirlpool Corp.(a)	546	59,459
		234,516

Household Products & Wares - 0.1%
Reynolds Consumer Products, Inc.	2,369	62,163

Housewares - 0.1%
Newell Brands, Inc.(a)	5,903	45,040
The Scotts Miracle-Gro Co.(a)	588	32,728
		77,768

Insurance - 3.7%
American Financial Group, Inc.	1,140	130,405
Assurant, Inc.	576	96,780
Axis Capital Holdings Ltd.	1,208	68,059
Corebridge Financial, Inc.	9,979	209,858
Equitable Holdings, Inc.	12,910	396,207
Erie Indemnity Co. - Class A	607	179,453
Essent Group Ltd.	1,215	58,733
Fidelity National Financial, Inc.(a)	2,564	114,970
First American Financial Corp.	1,026	61,150
Kinsale Capital Group, Inc.(a)	347	121,485
Lincoln National Corp.	1,806	42,947
MGIC Investment Corp.	3,288	57,836
Old Republic International Corp.	2,809	82,332
Primerica, Inc.	453	94,908
Reinsurance Group of America, Inc.	843	137,460
RLI Corp.	507	68,749
Ryan Specialty Holdings, Inc.(a)(b)	3,058	140,270
Selective Insurance Group, Inc.	706	71,793
The Hanover Insurance Group, Inc.	494	61,404
Unum Group	2,336	100,448
		2,295,247

Internet - 0.9%
Chewy, Inc. - Class A(b)	1,947	33,917
F5, Inc.(b)	864	147,908
IAC, Inc.(a)(b)	932	44,578
Robinhood Markets, Inc. - Class A(b)	10,444	91,907
Roku, Inc.(b)	1,247	129,937
Ziff Davis, Inc.(a)(b)	824	52,588
Zillow Group, Inc. - Class C(a)(b)	1,887	77,254
		578,089

Iron & Steel - 0.8%
ATI, Inc.(a)(b)	4,687	205,994
Cleveland-Cliffs, Inc.(b)	6,687	114,749
Commercial Metals Co.	2,096	95,012
United States Steel Corp.(a)	2,726	97,863
		513,618

Leisure Time - 1.0%
Brunswick Corp.(a)	981	77,371
Harley-Davidson, Inc.(a)	1,910	57,281
Norwegian Cruise Line Holdings Ltd.(a)(b)	15,094	230,485
Planet Fitness, Inc. - Class A(b)	2,305	156,602
Polaris, Inc.(a)	708	58,389
YETI Holdings, Inc.(b)	1,066	45,454
		625,582

Lodging - 1.1%
Boyd Gaming Corp.(a)	1,227	72,454
Choice Hotels International, Inc.(a)	774	85,357
Hilton Grand Vacations, Inc.(a)(b)	3,192	109,358
Hyatt Hotels Corp. - Class A(a)	1,735	199,109
Wyndham Hotels & Resorts, Inc.	1,007	77,881
Wynn Resorts Ltd.	1,782	150,436
		694,595

Machinery - Construction & Mining - 0.8%
BWX Technologies, Inc.	1,027	80,137
Oshkosh Corp.	852	82,891
Vertiv Holdings Co. - Class A	7,950	347,097
		510,125

Machinery - Diversified - 2.1%
AGCO Corp.	1,027	116,595
Applied Industrial Technologies, Inc.	567	90,760
Chart Industries, Inc.(a)(b)	1,098	142,773
Cognex Corp.	1,960	73,892
Crane Co.(a)	705	74,504
Flowserve Corp.	1,630	62,364
Gates Industrial Corp. PLC(b)	3,115	38,190
Graco, Inc.	1,849	149,362
Nordson Corp.	696	163,798
The Middleby Corp.(b)	771	97,323
The Toro Co.	1,436	119,188
Watts Water Technologies, Inc. - Class A	342	65,838
Zurn Elkay Water Solutions Corp.	3,900	114,816
		1,309,403

Media - 0.8%
Cable One, Inc.	64	34,053
Endeavor Group Holdings, Inc. - Class A	5,174	125,780
Fox Corp. - Class A	3,644	107,644
News Corp. - Class A	4,479	98,717
Nexstar Media Group, Inc. - Class A	496	70,397
The New York Times Co. - Class A	2,040	95,860
		532,451

Metal Fabricate & Hardware - 0.9%
Advanced Drainage Systems, Inc.(a)	1,461	176,942
RBC Bearings, Inc.(a)(b)	938	241,759
The Timken Co.	959	69,432
Valmont Industries, Inc.	336	73,776
		561,909

Mining - 0.5%
Alcoa Corp.	4,203	112,892
MP Materials Corp.(a)(b)	5,117	81,207
Royal Gold, Inc.	727	88,549
		282,648

Miscellaneous Manufacturers - 1.0%
A.O. Smith Corp.	1,557	117,336
Carlisle Companies, Inc.	1,144	320,789
Donaldson Co., Inc.	1,500	91,260
ITT, Inc.	1,060	114,766
		644,151

Oil & Gas - 8.7%
Antero Resources Corp.(b)	13,157	310,900
APA Corp.(a)	8,743	314,748
Chesapeake Energy Corp.(a)	3,567	286,466
Chord Energy Corp.(a)	2,497	404,864
Civitas Resources, Inc.(a)	4,727	324,698
EQT Corp.(a)	12,373	494,425
Helmerich & Payne, Inc.	4,449	161,187
HF Sinclair Corp.(a)	9,447	495,778
Matador Resources Co.(a)	3,682	213,114
Murphy Oil Corp.	7,711	329,799
Noble Corp. PLC	4,418	203,846
Ovintiv, Inc.(a)	5,749	254,911
PBF Energy, Inc. - Class A	7,028	312,043
Range Resources Corp.(a)	6,291	204,458
Southwestern Energy Co.(b)	67,133	442,406
Texas Pacific Land Corp.(a)	174	290,919
Transocean Ltd.(b)	10,021	63,734
Weatherford International PLC(b)	3,611	327,481
		5,435,777

Oil & Gas Services - 0.6%
ChampionX Corp.	3,975	116,547
NOV, Inc.	12,834	241,536
		358,083

Other Financial Investment Activities - 0.3%
SoFi Technologies, Inc.(a)(b)	28,917	210,805

Packaging & Containers - 1.7%
AptarGroup, Inc.	751	95,294
Berry Global Group, Inc.	1,521	100,569
Crown Holdings, Inc.	2,280	196,103
Graphic Packaging Holding Co.	6,800	154,156
Sealed Air Corp.(a)	1,946	64,957
Silgan Holdings, Inc.	1,636	68,254
Sonoco Products Co.	3,890	214,573
Westrock Co.	3,424	140,966
		1,034,872

Pharmaceuticals - 1.9%
Alkermes PLC(b)	1,419	34,255
BellRing Brands, Inc.(b)	3,099	163,937
Elanco Animal Health, Inc.(b)	14,232	167,653
Henry Schein, Inc.(b)	1,599	106,701
Jazz Pharmaceuticals PLC(b)	2,249	265,899
Neurocrine Biosciences, Inc.(b)	2,166	252,534
Option Care Health, Inc.(b)	2,221	66,075
Organon & Co.	2,699	30,553
Perrigo Co. PLC	2,795	85,136
		1,172,743

Pipelines - 0.8%
Antero Midstream Corp.	5,895	78,521
DT Midstream, Inc.	1,336	76,539
New Fortress Energy, Inc.(a)	9,136	351,554
		506,614

Private Equity - 0.2%
The Carlyle Group, Inc.(a)	3,643	124,882

Real Estate - 0.2%
Howard Hughes Holdings, Inc.(b)	870	63,954
Jones Lang LaSalle, Inc.(a)(b)	586	91,134
		155,088

Retail - 3.6%
Academy Sports & Outdoors, Inc.(a)	917	46,648
Advance Auto Parts, Inc.(a)	699	35,502
Asbury Automotive Group, Inc.(b)	513	107,638
AutoNation, Inc.(a)(b)	537	72,640
Bath & Body Works, Inc.	2,500	81,550
BJ's Wholesale Club Holdings, Inc.(b)	1,858	119,990
Casey's General Stores, Inc.	594	163,587
Dick's Sporting Goods, Inc.(a)	699	90,940
FirstCash Holdings, Inc.	1,090	122,080
Five Below, Inc.(a)(b)	725	136,634
Floor & Decor Holdings, Inc. - Class A(a)(b)	1,595	146,277
GameStop Corp. - Class A(a)(b)	4,417	64,267
Lithia Motors, Inc.	392	104,660
Macy's, Inc.(a)	3,530	55,986
MSC Industrial Direct Co., Inc. - Class A(a)	661	64,395
Murphy USA, Inc.	354	130,821
Penske Automotive Group, Inc.(a)	921	137,505
RH(a)(b)	221	59,663
Texas Roadhouse, Inc.	888	99,953
The Gap, Inc.(a)	4,417	88,649
The Wendy's Co.(a)	2,727	51,131
Williams-Sonoma, Inc.(a)	825	154,721
Wingstop, Inc.	398	95,663
		2,230,900

Savings & Loans - 0.3%
New York Community Bancorp, Inc.(a)	11,366	106,954
TFS Financial Corp.	4,277	56,499
		163,453

Semiconductors - 2.6%
Allegro MicroSystems, Inc.(b)	3,816	103,872
Amkor Technology, Inc.	3,536	99,609
Cirrus Logic, Inc.(b)	900	68,319
Entegris, Inc.	2,690	280,836
IPG Photonics Corp.(b)	552	52,860
Lattice Semiconductor Corp.(a)(b)	2,984	174,713
MACOM Technology Solutions Holdings, Inc.(a)(b)	1,093	91,790
MKS Instruments, Inc.	823	67,939
Power Integrations, Inc.(a)	607	46,381
Rambus, Inc.(b)	4,684	316,966
Silicon Laboratories, Inc.(b)	1,132	119,279
Synaptics, Inc.(a)(b)	722	73,095
Wolfspeed, Inc.(a)(b)	3,378	124,513
		1,620,172

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	549	130,124

Software - 7.1%
AppLovin Corp. - Class A(b)	3,071	115,101
Bentley Systems, Inc. - Class B(a)	4,263	221,932
BILL Holdings, Inc.(a)(b)	3,428	224,430
BlackLine, Inc.(b)	1,895	109,626
CCC Intelligent Solutions Holdings, Inc.(b)	16,742	195,547
Ceridian HCM Holding, Inc.(a)(b)	3,100	213,590
Concentrix Corp.(a)	819	76,978
Confluent, Inc. - Class A(b)	4,719	100,137
DigitalOcean Holdings, Inc.(a)(b)	4,458	132,046
DoubleVerify Holdings, Inc.(b)	3,673	121,944
Doximity, Inc. - Class A(a)(b)	1,792	41,664
Dropbox, Inc. - Class A(a)(b)	4,114	115,933
Duolingo, Inc.(b)	762	161,765
Dynatrace, Inc.(b)	10,793	577,964
Elastic NV(b)	1,921	154,372
Five9, Inc.(b)	1,597	121,723
Guidewire Software, Inc.(b)	1,182	118,129
Informatica, Inc. - Class A(a)(b)	7,077	177,562
Manhattan Associates, Inc.(b)	839	187,139
Nutanix, Inc. - Class A(b)	4,000	172,360
Paycor HCM, Inc.(a)(b)	3,685	78,159
Pegasystems, Inc.	875	45,483
Procore Technologies, Inc.(b)	2,720	160,725
SentinelOne, Inc. - Class A(b)	7,538	143,900
Smartsheet, Inc. - Class A(b)	2,885	122,266
SPS Commerce, Inc.(b)	554	95,443
Teradata Corp.(b)	1,995	94,264
UiPath, Inc. - Class A(b)	10,677	210,978
Workiva, Inc.(b)	627	60,299
ZoomInfo Technologies, Inc.(a)(b)	8,547	122,820
		4,474,279

Telecommunications - 0.7%
Ciena Corp.(b)	2,113	96,881
Frontier Communications Parent, Inc.(a)(b)	2,053	44,940
GCI Liberty, Inc. Escrow(b)(c)	806	0
Iridium Communications, Inc.	2,869	109,309
Juniper Networks, Inc.	5,747	163,502
		414,632

Toys, Games & Hobbies - 0.2%
Hasbro, Inc.(a)	1,546	71,750
Mattel, Inc.(b)	3,618	68,742
		140,492

Transportation - 0.7%
Knight-Swift Transportation Holdings, Inc.	2,197	118,155
Landstar System, Inc.	455	78,556
Saia, Inc.(b)	362	141,321
XPO, Inc.(a)(b)	919	79,291
		417,323

Water - 0.2%
Essential Utilities, Inc.	3,876	138,024
TOTAL COMMON STOCKS (Cost $57,374,750)		58,533,003

REAL ESTATE INVESTMENT TRUSTS - 6.4%
REITS - 6.4%
AGNC Investment Corp.(a)	9,304	82,061
Agree Realty Corp.	1,409	83,427
American Homes 4 Rent - Class A	4,649	168,619
Americold Realty Trust, Inc.	6,333	178,781
Annaly Capital Management, Inc.(a)	16,686	301,515
Apartment Income REIT Corp.	1,881	58,537
Boston Properties, Inc.	2,182	124,221
Brixmor Property Group, Inc.	3,684	79,280
Camden Property Trust	1,666	150,373
Cousins Properties, Inc.	1,755	36,013
CubeSmart	3,583	142,460
EastGroup Properties, Inc.(a)	602	104,598
Equity LifeStyle Properties, Inc.(a)	2,473	175,830
Federal Realty Investment Trust	1,098	104,958
First Industrial Realty Trust, Inc.	1,666	78,385
Gaming and Leisure Properties, Inc.	3,520	164,490
Healthcare Realty Trust, Inc.	4,469	68,242
Independence Realty Trust, Inc.	8,178	111,384
Kilroy Realty Corp.	1,620	53,428
Kimco Realty Corp.	11,992	231,684
Kite Realty Group Trust	7,632	161,188
Lamar Advertising Co. - Class A(a)	1,217	123,270
Medical Properties Trust, Inc.(a)	8,018	38,887
National Storage Affiliates Trust(a)	1,666	55,295
NNN REIT, Inc.	2,304	93,588
Omega Healthcare Investors, Inc.	2,090	66,358
Rayonier, Inc.(a)	1,485	45,560
Regency Centers Corp.	2,160	135,605
Rexford Industrial Realty, Inc.	3,795	186,790
Rithm Capital Corp.(a)	5,085	52,782
Ryman Hospitality Properties, Inc.	1,962	196,887
Spirit Realty Capital, Inc.	2,131	88,010
STAG Industrial, Inc.(a)	2,195	78,691
Starwood Property Trust, Inc.(a)	5,949	118,207
Terreno Realty Corp.(a)	1,412	80,639
		4,020,043
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,411,717)		4,020,043

SHORT-TERM INVESTMENTS - 31.0%
Investments Purchased with Proceeds from Securities Lending - 30.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(d)	19,359,331	19,359,331

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.29%(d)	45,158	45,158
TOTAL SHORT-TERM INVESTMENTS (Cost $19,404,489)		19,404,489

TOTAL INVESTMENTS - 130.8% (Cost $81,190,956)		$81,957,535
Liabilities in Excess of Other Assets - (30.8)%		(19,288,489)
TOTAL NET ASSETS - 100.0%		$62,669,046

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
All or a portion of this security is on loan as of November 30, 2023. The total market value of these securities was $18,938,854 which represented 30.2% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting through its Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2023.

(d)	The rate shown represents the annualized seven-day effective yield as of November 30, 2023.

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

SoFi Next 500 ETF
	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks
Advertising	160,032	–	–		160,032
Aerospace & Defense	435,466	–	–		435,466
Agriculture	126,872	–	–		126,872
Airlines	689,342	–	–		689,342
Apparel	984,729	–	–		984,729
Auto Manufacturers	748,316	–	–		748,316
Auto Parts & Equipment	386,127	–	–		386,127
Banks	3,138,410	–	–		3,138,410
Beverages	550,910	–	–		550,910
Biotechnology	901,410	–	–		901,410
Building Materials	1,518,393	–	–		1,518,393
Chemicals	644,293	–	–		644,293
Commercial Services	3,032,387	–	–		3,032,387
Computers	1,973,638	–	–		1,973,638
Cosmetics & Personal Care	340,939	–	–		340,939
Distribution & Wholesale	658,521	–	–		658,521
Diversified Financial Services	1,872,616	–	–		1,872,616
Electric	928,422	–	–		928,422
Electrical Components & Equipment	351,943	–	–		351,943
Electronics	1,689,876	–	–		1,689,876
Energy - Alternate Sources	162,180	–	–		162,180
Engineering & Construction	827,772	–	–		827,772
Entertainment	1,311,036	–	–		1,311,036
Environmental Control	580,000	–	–		580,000
Food	1,422,644	–	–		1,422,644
Food Service	290,828	–	–		290,828
Gas	545,387	–	–		545,387
Hand & Machine Tools	566,660	–	–		566,660
Healthcare - Products	2,454,146	–	–		2,454,146
Healthcare - Services	1,339,635	–	–		1,339,635
Home Builders	249,545	–	–		249,545
Home Furnishings	234,516	–	–		234,516
Household Products & Wares	62,163	–	–		62,163
Housewares	77,768	–	–		77,768
Insurance	2,295,247	–	–		2,295,247
Internet	578,089	–	–		578,089
Iron & Steel	513,618	–	–		513,618
Leisure Time	625,582	–	–		625,582
Lodging	694,595	–	–		694,595
Machinery - Construction & Mining	510,125	–	–		510,125
Machinery - Diversified	1,309,403	–	–		1,309,403
Media	532,451	–	–		532,451
Metal Fabricate & Hardware	561,909	–	–		561,909
Mining	282,648	–	–		282,648
Miscellaneous Manufacturers	644,151	–	–		644,151
Oil & Gas	5,435,777	–	–		5,435,777
Oil & Gas Services	358,083	–	–		358,083
Other Financial Investment Activities	210,805	–	–		210,805
Packaging & Containers	1,034,872	–	–		1,034,872
Pharmaceuticals	1,172,743	–	–		1,172,743
Pipelines	506,614	–	–		506,614
Private Equity	124,882	–	–		124,882
Real Estate	155,088	–	–		155,088
Retail	2,230,900	–	–		2,230,900
Savings & Loans	163,453	–	–		163,453
Semiconductors	1,620,172	–	–		1,620,172
Shipbuilding	130,124	–	–		130,124
Software	4,474,279	–	–		4,474,279
Telecommunications	414,632	–	0	(a)	414,632
Toys, Games & Hobbies	140,492	–	–		140,492
Transportation	417,323	–	–		417,323
Water	138,024	–	–		138,024
Common Stocks - Total	$58,533,003	$–	$0		$58,533,003
Real Estate Investment Trusts	$4,020,043	$–	$–		$4,020,043
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		19,359,331
Money Market Funds	45,158	–	–		45,158
Total Investments	$62,598,204	$–	$0		$81,957,535

Refer to the Schedule of Investments for industry classifications.

Common Stock
Balance as of February 28, 2023	$0(a)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of November 30, 2023	$0

Change in unrealized appreciate/depreciation during the period for Level 3 investments held at November 30, 2023:	$0

(a)	The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading as a result of a merger.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.